Schedule of Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Purchase and sale agreements and other secured borrowings	$ 22,051	$ 19,165	$ 22,968
Secured lines of credit from affiliates	344	859
Unsecured line of credit (senior)	1,250	1,250	500
EIDL advance			10
Other unsecured debt (senior subordinated)	1,094	1,053	1,800
Unsecured Notes through our public offering, gross	20,349	20,636	21,482
Other unsecured debt (subordinated)	3,545	4,693	2,747
Other unsecured debt (junior subordinated)	447	447	864
Total	$ 49,080	$ 48,103	$ 50,371